Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 8,780	$ 3,838
Cash segregated for regulatory purpose	6,312	5,019
Prepaid expenses and other current assets, net	976	577
Short-term investments	5,800
Amount due from a director of a subsidiary	18
Total current assets	28,354	9,657
Non-current assets:
Investment in associates	7,504
Long-term investments, net	494	368
Property and equipment, net	261	157
Operating lease right-of-use assets, net	2,054	671
Intangible assets, net	71	86
Refundable deposits	771	1,017
Prepaid expenses, net	604	352
Goodwill	343,053
Total non-current assets	354,812	2,651
TOTAL ASSETS	383,166	12,308
Current liabilities:
Other borrowings		420
Payables to customers	6,682	5,022
Accruals and other current liabilities	684	524
Payables to virtual assets service providers	4,665
Operating lease liabilities - current	914	577
Amount due to directors	100	951
Total current liabilities	13,046	7,494
Non-current liabilities:
Operating lease liabilities - non-current	1,125	83
Total non-current liabilities	1,125	83
TOTAL LIABILITIES	14,171	7,577
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Additional paid-in capital	388,097	19,219
Accumulated losses	(19,154)	(14,522)
Accumulated other comprehensive income	17	32
Total shareholders’ equity	368,979	4,731
Non-controlling interests	16
TOTAL EQUITY	368,995	4,731
TOTAL LIABILITIES AND EQUITY	383,166	12,308
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	16	1
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	3	1
Customers
Current assets:
Receivables	5,084	146
Related Party
Current assets:
Receivables	277	46
Amount due from related parties	234	12
Current liabilities:
Amount due to a related party	1
Brokers-dealers and clearing organizations
Current assets:
Receivables	$ 873	$ 19